Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Republic of the Marshall Islands and Malta
Percentage of Marshall Islands and Malta subsidiaries stock treated as owned by individuals resident in Marshall Islands and Malta			100.00%
Republic of the Marshall Islands, Malta and Norway
Federal tax expense		$ 152
Republic of the Marshall Islands, Malta and Norway | Minimum
Tax rate	2.00%
Republic of the Marshall Islands, Malta and Norway | Maximum
Tax rate	4.00%